Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£) Individuals Directors shares	Dec. 31, 2017 GBP (£) Individuals shares	Dec. 31, 2016 GBP (£) Individuals shares
Disclosure of directors and key management remuneration [line items]
Payments made as buy-outs of deferred performance-related payment | £	£ 266,667	£ 52,100	£ 2,732,357
Number of previously employed individuals for buy-out of deferred performance related payment | Individuals	1	1	5
Termination payment | £	£ 847,388	£ 0
Number key management persons who receives termination benefit | Directors	2
Banco Santander SA London Branch [member]
Disclosure of directors and key management remuneration [line items]
Number of shares made as buy-outs of deferred performance-related payment | shares	189,381	603,614	0
Number of previously employed individuals for buy-out of deferred performance related payment | Individuals	5